[Letterhead of Diane N. Ledger]

February 15, 2005

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	Pacific Select Exec Separate Account of Pacific Life Insurance Company
File No. 333-102902, Pacific Select Performer 500 Flexible Premium Variable Life
Insurance Policy

Dear Sir or Madam:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, we hereby certify on behalf of Pacific Life Insurance Company (“Pacific Life”) and the Pacific Select Exec Separate Account (“Separate Account”) that the form of supplement to prospectus dated May 1, 2004 and supplement to Statement of Additional Information dated May 1, 2004 for Pacific Select Performer 500 Flexible Premium Variable Life Insurance Policy that would have been filed under Rule 497(c) does not differ from that contained in the Separate Account’s Post-Effective Amendment No. 5 on Form N-6 which was filed electronically with the Commission on February 10, 2005.

Sincerely,

/s/ DIANE N. LEDGER

Diane N. Ledger